FINANCIAL RISK MANAGEMENT (Narrative) (Details) - Foreign Currency Risk [Member] - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential fluctuations in functional currency exchange rate	10.00%
Comprehensive loss due to fluctuations in US dollar against the Canadian dollar	$ 1,200	$ 7,085	$ 1,100